Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	30,113,946	29,959,060
Common stock, shares outstanding (in shares)	30,113,946	29,959,060